Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
2015 Retirement Fund (Prospectus Summary): | 2015 Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	2015 Retirement Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 43 of the Prospectus, the Average Annual Total Returns for the 2015 Retirement Fund and the comparative indices are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
2015 Retirement Fund | 2015 Retirement Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	2015 Retirement Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
For Life of Fund	rr_AverageAnnualReturnSinceInception	1.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2007
2015 Retirement Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
For Life of Fund	rr_AverageAnnualReturnSinceInception	(2.03%)
2015 Retirement Fund | Barclay’s Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclay’s Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
For Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%
2015 Retirement Fund | Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.67%